Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) - Credit risk - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Maximum exposure to credit risk	€ 39,373	€ 41,337
Cash at bank and in hand
Capital and financial risk management
Maximum exposure to credit risk	1,947	2,434
Repurchase agreements and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	2,202	2,196
Money Market funds6
Capital and financial risk management
Maximum exposure to credit risk	9,135	9,007
Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	2,451	6,405
Government/government backed securities
Capital and financial risk management
Maximum exposure to credit risk	1,681	3,011
Long term debt securities
Capital and financial risk management
Maximum exposure to credit risk	715	822
Cash collateral pledged
Capital and financial risk management
Maximum exposure to credit risk	1,115	1,184
Restricted debt securities
Capital and financial risk management
Maximum exposure to credit risk	1,842	1,712
Other investments - public debt and bonds
Capital and financial risk management
Maximum exposure to credit risk		700
Derivative financial instruments
Capital and financial risk management
Maximum exposure to credit risk	9,176	3,634
Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	4,591	5,077
Contract assets and other receivables
Capital and financial risk management
Maximum exposure to credit risk	€ 4,518	€ 5,155